Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	£ 59	£ 60	£ 63
Past service cost	0	13	0
Settlements	0	0	0
Administration expenses	9	8	8
Total operating expenses	68	81	71
Interest on plan assets	(161)	(143)	(153)
Interest on plan liabilities	136	122	127
Net finance (income)/expense	(25)	(21)	(26)
Net income statement charge	43	60	45
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	17	17	16
Past service cost	0	13	0
Settlements	0	0	0
Administration expenses	9	8	8
Total operating expenses	26	38	24
Interest on plan assets	(158)	(138)	(148)
Interest on plan liabilities	132	116	121
Net finance (income)/expense	(26)	(22)	(27)
Net income statement charge	0	16	(3)
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	1	2	2
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	1	2	2
Interest on plan assets	(3)	(5)	(5)
Interest on plan liabilities	3	5	6
Net finance (income)/expense	0	0	1
Net income statement charge	1	2	3
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	18	19	18
Past service cost	0	13	0
Settlements	0	0	0
Administration expenses	9	8	8
Total operating expenses	27	40	26
Interest on plan assets	(161)	(143)	(153)
Interest on plan liabilities	135	121	127
Net finance (income)/expense	(26)	(22)	(26)
Net income statement charge	1	18	0
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	41	41	45
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	41	41	45
Interest on plan assets	0	0	0
Interest on plan liabilities	0	0	0
Net finance (income)/expense	0	0	0
Net income statement charge	41	41	45
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	0	0	0
Past service cost	0	0	0
Settlements	0	0	0
Administration expenses	0	0	0
Total operating expenses	0	0	0
Interest on plan assets	0	0	0
Interest on plan liabilities	1	1	0
Net finance (income)/expense	1	1	0
Net income statement charge	£ 1	£ 1	£ 0